LAZARD RETIREMENT SERIES, INC.

Lazard Retirement US Equity Concentrated Portfolio
Lazard Retirement US Strategic Equity Portfolio
Lazard Retirement US Small-Mid Cap Equity Portfolio
Lazard Retirement Fundamental Long/Short Portfolio

Supplement to Prospectus dated May 1, 2015

Lazard Retirement US Equity Concentrated Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Christopher H. Blake, portfolio manager/analyst on various of the Investment Manager’s US Equity teams, will serve from inception.

Martin Flood, portfolio manager/analyst on various of the Investment Manager’s US Equity teams and the Global Equity Select and Fundamental Long/Short teams, will serve from inception.

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Lazard Retirement US Strategic Equity Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Christopher H. Blake, portfolio manager/analyst on various of the Investment Manager's US Equity teams, has been with the Portfolio since May 2007.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since May 2011.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams, has been with the Portfolio since May 2003.

Ronald Temple, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams, has been with the Portfolio since February 2009.

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Lazard Retirement US Small-Mid Cap Equity Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Daniel Breslin, portfolio manager/analyst on the Investment Manager's US Small-Mid Cap Equity team, has been with the Portfolio since May 2007.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager's US Small-Mid Cap Equity team, has been with the Portfolio since October 2010.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since 2014.

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Lazard Retirement Fundamental Long/Short Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Dmitri Batsev, portfolio manager/analyst on the Investment Manager's Fundamental Long/Short team, will serve from inception.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, will serve from inception.

Jerry Liu, portfolio manager/analyst on the Investment Manager's US Mid Cap Equity and Fundamental Long/Short teams, will serve from inception.

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The following replaces any contrary information contained in  "Fund Management—Portfolio Management" in the Prospectus:

Retirement US Equity Concentrated Portfolio—Christopher H. Blake (since May 2012) and Martin Flood (since March 2011)

Retirement US Small-Mid Cap Equity Portfolio—Daniel Breslin (since May 2007), Michael DeBernardis (since October 2010) and Martin Flood (since 2014)

Retirement  Fundamental Long/Short Portfolio—Dmitri Batsev, Martin Flood and Jerry Liu (each since April 2014)

# In addition to his oversight responsibility as described below, Mr. Donald or Mr. Reinsberg, as the case may be, is a member of the portfolio management team.

## In connection with his role with the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

The following replaces any contrary information contained in  "Fund Management—Biographical Information of Principal Portfolio Managers" in the Prospectus:

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Ronald Temple, a Managing Director of the Investment Manager, is responsible for oversight of the Investment Manager's US Equity and Multi Asset Strategies. He is also a portfolio manager/analyst on various of the Investment Manager's US Equity and  Global Equity teams. Mr. Temple joined the Investment Manager in 2001 and has been working in the investment field since 1991.

August 28, 2015